Employee benefits expenses (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefit Expense [Abstract]
Disclosure of employee benefit expenses

(EUR thousand)		For the financial year ended March 31
Employee benefits expenses	Note	2021	2020	2019
Salaries and bonuses		(52,413)	(105,436)	(95,118)
Social security charges		(11,502)	(21,012)	(20,398)
Social costs		(1,003)	(2,588)	(2,448)
Defined benefit plans	29	(1,169)	(1,199)	(652)
Other personnel expenses		(350)	(1,651)	(3,472)
Total		(66,437)	(131,886)	(122,088)